Common Stock (Details Narrative) - H.C.Wainwright and Co., LLC [Member] - Sale Agreement [Member] - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Commission percentage	3.00%
Number of shares issued in transaction		0
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction			13,100
Sale of stock, price per share			$ 4.25
Sale of stock, consideration received per transaction			$ 53,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received on transaction	$ 20,000,000
Description of stock transaction	the Company sell its common stock in a registered primary offering using Form S-3 with a value exceeding more than one-third of its public float in any 12 calendar month period so long as its public float remains below $75,000,000. Therefore, the amount that may be able to be raised using the ATM Offering will be significantly less than $20,000,000, until such time as the Company’s public float held by non-affiliates exceeds $75,000,000.
Public float	$ 75,000,000
Maximum [Member] | ATM Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received on transaction	$ 20,000,000